Investments - Summary of Short Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments [Abstract]
Loan		$ 13,031
Securities	$ 9,929	19,999
Short-term investments	$ 9,929	$ 33,030